Income taxes - Expiry years of net operating loss and credit carryforwards (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Line Items]
Net operating loss carryforwards	€ 4,276	€ 5,141
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	2,520	2,826
Not later than one year [member]
Income taxes [Line Items]
Net operating loss carryforwards	5	3
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1	0
Later than one year and not later than two years [member]
Income taxes [Line Items]
Net operating loss carryforwards	1,546	6
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1,541	3
Later than two years and not later than three years [member]
Income taxes [Line Items]
Net operating loss carryforwards	13	1,680
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	3	1,679
Later than three years and not later than four years [member]
Income taxes [Line Items]
Net operating loss carryforwards	235	14
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	0	7
Later than four years and not later than five years [member]
Income taxes [Line Items]
Net operating loss carryforwards	23	519
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	0	3
Later than five years [member]
Income taxes [Line Items]
Net operating loss carryforwards	1,026	1,173
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	24	12
Unlimited [Member]
Income taxes [Line Items]
Net operating loss carryforwards	1,428	1,746
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	€ 951	€ 1,123